Financial Instruments	9 Months Ended
Sep. 30, 2019
Investments, All Other Investments [Abstract]
Financial Instruments
Financial Instruments

a) Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Note 3 to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2018. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		September 30, 2019		December 31, 2018
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash (note 17a)	Level 1	234,531	234,531	222,864	222,864
Derivative instruments (note 11)
Interest rate swap agreements – assets	Level 2	794	794	3,341	3,341
Interest rate swap agreements – liabilities	Level 2	(57,012)	(57,012)	(40,958)	(40,958)
Foreign currency contracts	Level 2	(535)	(535)	—	—
Cross currency swap agreements – liabilities	Level 2	(54,887)	(54,887)	(29,122)	(29,122)
Other derivative	Level 3	—	—	1,061	1,061
Non-recurring:
Vessel held for sale (note 16c)	Level 2	11,515	11,515	—	—
Other:
Advances to equity-accounted joint ventures (note 7)	(i)	131,497	(i)	131,386	(i)
Long-term debt – public (note 8)	Level 1	(333,800)	(344,480)	(350,813)	(361,095)
Long-term debt – non-public (note 8)	Level 2	(1,494,051)	(1,485,347)	(1,618,963)	(1,604,106)
Obligations related to finance leases (note 5a)	Level 2	(1,428,146)	(1,468,520)	(1,298,556)	(1,274,693)

(i)
The advances to equity-accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

The time-charter contract for the Toledo Spirit Suezmax tanker ended in January 2019, upon which the charterer, who was also the owner, sold the vessel, which resulted in the related agreement with Teekay Corporation described below ending concurrently. The time-charter contract for the vessel had increased or decreased the otherwise fixed-hire rate established in the charter depending on the spot charter rates that the Partnership would have earned had it traded the vessel in the spot tanker market. In order to reduce the variability of its revenue under the Toledo Spirit time-charter, the Partnership entered into an agreement with Teekay Corporation under which Teekay Corporation paid the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership paid Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate.

Changes in fair value during the nine months ended September 30, 2019 and 2018 for the Partnership’s other derivative instrument, the Toledo Spirit time-charter derivative, which were measured at fair value on a recurring basis using significant unobservable inputs (Level 3), were as follows:

	Nine Months Ended September 30,
	2019	2018
	$	$
Fair value at beginning of period	1,061	1,648
Realized and unrealized (losses) gains included in earnings	(40)	1,649
Settlements	(1,021)	(1,137)
Fair value at end of period	—	2,160

b) Financing Receivables

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

	Credit Quality		September 30, 2019	December 31, 2018
Class of Financing Receivable	Indicator	Grade	$	$
Direct financing leases (note 6)	Payment activity	Performing	561,437	575,163
Other receivables:
Long-term receivable and accrued revenue included in other assets	Payment activity	Performing	6,871	5,694
Advances to equity-accounted joint ventures, current and long-term (note 7)	Other internal metrics	Performing	131,497	131,386
			699,805	712,243